SIGNIFICANT ACCOUNTING POLICIES (Details 7)	12 Months Ended
Dec. 31, 2012 item
Long-lived assets to be disposed of
Number of criteria's to be met for classification as held for sale	6
Period of completion of sale of assets held for sale to classify as a complete sale	1 year
Minimum
Share-based compensation
Requisite service period for recording stock-based compensation expense	1 year
Maximum
Share-based compensation
Requisite service period for recording stock-based compensation expense	4 years